Stockholders' Equity (Quarterly) (Details) (USD $)	2 Months Ended	3 Months Ended	7 Months Ended	0 Months Ended		2 Months Ended		3 Months Ended			2 Months Ended							0 Months Ended	3 Months Ended										1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 23, 2013 Common Class A [Member]	Jun. 13, 2013 Common Class A [Member]	Mar. 31, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Mar. 31, 2014 Restricted Stock	Mar. 31, 2013 Restricted Stock	Mar. 31, 2014 Common Class B [Member]	Mar. 31, 2014 LTIP Units [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class A [Member]	Mar. 31, 2014 RCAP Holdings, LLC [Member] Class B Operating Subsidiary Units	Feb. 10, 2014 RCAP Holdings, LLC [Member] Class B Operating Subsidiary Units	Mar. 31, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Jun. 05, 2013 IPO [Member] Common Class A [Member]	Mar. 31, 2014 Employee stock grant	Mar. 31, 2014 Employee stock grant Common Class A [Member]	Mar. 31, 2014 Employee stock grant Restricted Stock	Mar. 31, 2014 Share-based goods and nonemployee services compensation [Member]	Mar. 31, 2014 Share-based goods and nonemployee services compensation [Member] Common Class A [Member]	Mar. 31, 2014 Share-based goods and nonemployee services compensation [Member] Restricted Stock	Mar. 31, 2014 Equity in a related party	Mar. 31, 2014 Luxor Capital Group, LP [Member]	Apr. 28, 2014 Subsequent Event [Member] LTIP Units [Member]	Feb. 11, 2014 Subsequent Event [Member] RCAP Holdings, LLC [Member]	May 14, 2014 Subsequent Event [Member] Luxor Capital Group, LP [Member]	Mar. 31, 2014 Related party's share based compensation plan [Member]	Mar. 31, 2014 Related party's share based compensation plan [Member] Employee stock grant	Mar. 31, 2014 Related party's share based compensation plan [Member] Employee stock grant Common Class A [Member]	Feb. 10, 2014 Economic rights RCAP Holdings, LLC [Member] Common Class A [Member]	Feb. 10, 2014 Voting power RCAP Holdings, LLC [Member] Common Class A [Member]
Class of Stock [Line Items]
Convertible notes, face value																													$ 120,000,000
Issuance of common stock, shares																		2,500,000
Percentage of Economic Rights Held by Public							100.00%
Class B Operating Subsidiary Units exchanged under the Exchange Agreement												23,999,999
Class A Shares Received Under the Exchange Agreement												23,999,999																23,999,999
Class B Shares Exchanged Under the Exchange Agreement												23,999,999																23,999,999
Cash dividend declared per common share		$ 0.18		$ 0.18	$ 0.18
Shares and notes convertible into Class A	18,992,474	18,992,474
Shares Held by Affiliated Entity													24,051,499	1	1	1	1
Economic RIghts Held by Related Party																												90.76%					90.76%
Voting RIghts Held by Related Party																												95.38%						95.38%
Number of Votes Per Share										4
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,823,000	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Threshold in Shares						250,000	250,000
Share-based Payment Award, Number of Shares Authorized, Threshold as Percentage of Shares Issued and Outstanding						10.00%	10.00%
Stock issued during period, shares, restricted stock award, gross																				1,640,559			176,679									512,430
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value																			$ 37.51			$ 36.59									$ 14.02
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period																			14,710			0
Equity-based outperformance plan		700,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, weighted average period for recognition		3 years 0 months 292 days																												4 years 0 months 219 days
Less: Dividend equivalents on Restricted Stock			1,350,000			4,770,000		327,000			24,000										300,000			30,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized																			60,800,000			0									4,800,000
Share-based goods and nonemployee services transaction, stockholders' equity		6,500,000
Employee benefits and share-based compensation																									2,300,000
Convertible notes coupon rate																										5.00%
Convertible notes, price as a percentage of par value																										66.67%
Proceeds from convertible debt																										80,000,000
Convertible preferred securities, commitment																													270,000,000
Convertible preferred stock coupon rate																										7.00%
Convertible preferred stock, price as a percentage of the liquidation preference per share																										88.89%
Proceeds from issuance of convertible preferred stock																										$ 240,000,000
LTIP Units earned																											310,947
LTIP Units forfeited																											1,014,053
LTIP Units distributed to members																											310,947